Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Acquisition of Shenzhen Weido [Member]
Business Acquisitions (Tables) [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
RMB
Cash consideration	3,200
Share consideration	95,147
5% equity interest in Shenzhen Weido Fair value:	5,177
Carrying amount	3,000
Remeasurement gain upon step acquisition	2,177
Total purchase consideration	103,524

Schedule of purchase price allocated on the date of acquisition
RMB
Cash	2,426
Current assets	7,261
Property and equipment, net	3,030
ROU assets	35,019
Goodwill	104,980
Other non-current assets	116
Lease liabilities-current	(7,542)
Other current liabilities	(14,289)
Lease liabilities-non-current	(27,477)
Total purchase consideration	103,524

Acquisition of Daguan [Member]
Business Acquisitions (Tables) [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
RMB
Cash consideration	700
Share consideration	27,807
10% equity interest in Daguan Fair value:	5,593
Carrying amount	500
Remeasurement gain upon step acquisition	5,093
Total purchase consideration	34,100

Schedule of purchase price allocated on the date of acquisition
	RMB	Amortization Period
Cash	119
Other current assets	1,781
Property and equipment, net	201
Intangible assets-customer relationship	7,658	5 years
Goodwill	50,160
Current liabilities	(3,622)
Non-current Liabilities	(383)
Noncontrolling interests	(21,814)
Total purchase consideration	34,100

Acquisition of Xiamen Aiaite [Member]
Business Acquisitions (Tables) [Line Items]
Schedule of purchase price allocated on the date of acquisition
RMB
Cash	4,362
Other current assets	10,852
Property and equipment, net.	4,200
ROU assets	14,559
Goodwill	112,000
Other non-current assets	452
Lease liabilities-current	(3,920)
Other current liabilities	(11,945)
Lease liabilities-non current	(10,519)
Total purchase consideration	120,041

Acquisition of Wujie Space [Member]
Business Acquisitions (Tables) [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
RMB
Share consideration	421,839
6.49% equity interest in Wujie Fair value:	29,273
Carrying amount	9,000
Remeasurement gain upon step acquisition	20,273
Total purchase consideration	451,112

Schedule of purchase price allocated on the date of acquisition
RMB
Cash	2,905
Other current assets	23,016
Property and equipment, net	30,503
ROU assets	68,448
Goodwill	454,722
Other non-current assets	9,152
Lease liabilities-current	(17,584)
Other current liabilities	(70,765)
Lease liabilities-non-current	(49,285)
Total purchase consideration	451,112

Acquisition of Dongvi Yuanda [Member]
Business Acquisitions (Tables) [Line Items]
Schedule of purchase price allocated on the date of acquisition
RMB
Cash	120
Other current assets	88,685
Property and equipment, net	342
Other non-current assets	1,119
Goodwill	120,961
Current liabilities	(63,033)
Non-current liabilities	(14,000)
Noncontrolling interests	(65,660)
Total purchase consideration	68,534

Acquisition of Shengguang Zhongshuo [Member]
Business Acquisitions (Tables) [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	RMB	Amortization Period
Cash	20,593
Other current assets	53,264
Intangible assets	19,710	3 – 5 years
Property and equipment, net	147
Other non-current assets	61
Goodwill	83,549
Current liabilities	(42,559)
Non-current liabilities	(2,956)
Noncontrolling interests	(64,680)
Total purchase consideration	67,129

Schedule of pro forma results of operations
For the year ended December 31, 2018
unaudited
Pro forma net revenues	537,011
Pro forma net loss attributable to Ucommune	(472,124)

Acquisition of Melo Inc. [Member]
Business Acquisitions (Tables) [Line Items]
Schedule of purchase price allocated on the date of acquisition
	RMB	Amortization Period
Cash	634
Other current assets	3,335
Property and equipment	370
Intangible assets	13,708	19 years
ROU assets	301
Lease liabilities, current	(127)
Current liabilities	(2,881)
Lease liabilities, non-current	(174)
Goodwill	92,717
Total purchase consideration	107,883

Schedule of pro forma results of operations
	For the years ended December 31,
	2018	2019
	unaudited	unaudited
Pro forma net revenues	543,245	1,064,580
Pro forma net loss attributable to Ucommune	(491,311)	(600,377)